Net revenue	12 Months Ended
Dec. 31, 2019
Net revenue
Net revenue

6      Net revenue

Accounting policy

Revenue represents the fair value of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenues are shown net of value-added tax, returns, rebates and discounts, after eliminating sales between the consolidated companies.

The Company recognizes revenue when a performance obligation is satisfied by transferring a promised good or service to a customer. The asset is transferred when the customer obtains control of that asset. To determine the point in time at which a customer obtains control of a promised asset the Company considers the following indicators: (i) the Company has a present right to payment for the asset; (ii) the customer has legal title to the asset; (iii) the Company has transferred physical possession of the asset; (iv) the customer has the significant risks and rewards of ownership of the asset; (v) the customer has accepted the asset.

Identification and timing of satisfaction of performance obligations

The Company has two distinct performance obligations included in certain sales contracts, being: (i) the promise to provide goods to its customers, and (ii) the promise to provide freight services to its customers.

Promise to provide goods: this performance obligation is satisfied when the control of such goods is transferred to the final customer, which is substantially determined based on the Incoterms agreed upon in each of the contracts with customers.

Promise to provide freight service: this performance obligation is satisfied when the freight service contracted to customers is completed.

As a result of the distinct performance obligations identified part of the Company’s revenue is presented as revenue from services. Cost related to revenue from services is presented as “Cost of sales”.

Determining the transaction price and the amounts allocated to performance obligations

The Company has considered the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to its customers. Transaction price is allocated to each performance obligation on a relative standalone selling price basis.

For the purpose of determining the transaction price, the entity has mainly fixed prices. However, the Company’s silver streaming arrangement for Cerro Lindo mine has the transaction price linked to silver production, which might change over time. Therefore, it is accounted for as variable consideration. Revenue related to silver streaming sales was not material for the year ended December 31, 2019.

(a)   Composition of net revenues

(i)   Gross revenue reconciliation

	2019	2018	2017
Gross revenues	2,552,275	2,779,008	2,709,236
Revenues from products	2,473,534	2,708,112	2,637,613
Revenues from services	78,741	70,896	71,623
Taxes on sales	(216,550)	(284,316)	(257,347)
Return of products sales	(3,419)	(3,490)	(2,405)
Net revenues	2,332,306	2,491,202	2,449,484

(ii)   Net revenue of products

	2019	2018	2017
Zinc	1,592,050	1,817,139	1,725,719
Lead	259,238	283,861	302,877
Copper	174,697	151,939	174,274
Silver	63,867	66,112	99,179
Other	163,713	101,255	75,812
Net revenues from products	2,253,565	2,420,306	2,377,861

Taxes on sales	216,550	284,316	257,347
Return of products sales	3,419	3,490	2,405
Gross revenue from products	2,473,534	2,708,112	2,637,613

(b)   Information on geographical areas in which the Company operates

The geographical areas are determined based on the location of the Company’s customers. The net revenues of the Company, classified by currency and destination, is as follows:

(i)   Revenues by destination

	2019	2018	2017
Brazil	625,033	693,409	721,640
Peru	595,601	674,228	696,527
Luxembourg	145,493	172,791	130,723
United States	159,672	141,131	158,060
Switzerland	101,636	126,156	108,798
Japan	71,352	93,474	69,565
Argentina	60,850	90,338	79,463
Korea	95,913	54,894	7,064
Colombia	37,149	51,724	47,734
Chile	80,849	51,215	38,101
Turkey	33,905	48,265	35,522
Austria	39,897	40,531	37,270
Singapore	99,488	37,506	60,857
Germany	20,749	20,906	23,154
China	9,940	9,538	18,172
Italy	9,000	5,327	15,799
Other	145,779	179,769	201,035
Net revenues	2,332,306	2,491,202	2,449,484

(ii)  Revenues by currency

	2019	2018	2017
US Dollar	1,731,765	1,806,590	1,729,234
Brazilian Real	600,541	684,612	717,032
Other	—	—	3,218
Net revenues	2,332,306	2,491,202	2,449,484